Condensed Balance Sheet - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 51,889	$ 440,488
Cash and cash equivalents	29,802,000	20,558,000	$ 4,578,000
Prepaid assets	592,000	588,000	202,000
Prepaid clinical	4,855,000	6,100,000	753,000
Other current assets	0	25,000	52,000
Total current assets	35,249,000	27,271,000	5,585,000
Deferred offering costs	5,108,000	0
Fixed assets, net	11,103,000	11,358,000	8,914,000
Right of use assets, net	1,673,000	1,241,000	1,559,000
Intangible assets, net	374,000	428,000	642,000
Total assets	53,507,000	40,298,000	16,700,000
Current liabilities
Accounts payable	2,509,000	2,834,000
Accrued expenses and other	8,117,000	9,213,000	4,496,000
Accounts payable		2,834,000	781,000
Lease liabilities	328,000	267,000	225,000
Income taxes payable	958,000	0
Related party notes payable	20,000,000	0
Total current liabilities	31,912,000	12,314,000	5,502,000
Lease liabilities, net of current portion	1,428,000	1,067,000	1,334,000
Commitments and Contingencies (Note 6)
Members' equity:
Accumulated deficit	(228,996,000)	(161,510,000)	(106,364,000)
Total members' equity	20,167,000	26,917,000	9,864,000
Total liabilities and equity	53,507,000	40,298,000	16,700,000
Social Capital Suvretta Holdings Corp. III [Member]
Current assets
Cash	51,889	440,488
Cash and cash equivalents		0
Prepaid expenses	543,088	504,189
Total current assets	594,977	944,677
Non-current prepaid insurance	123,750	247,500
Marketable Securities held in Trust Account	250,033,500	250,008,324
Total assets	250,752,227	251,200,501
Current liabilities
Accounts payable	26,735	5,000
Accrued expenses	5,342,189	1,864,796
Advances from related party	43,623	10,000
Total current liabilities	5,412,547	1,879,796
Deferred underwriting fee payable	7,700,000	7,700,000
Total Liabilities	13,112,547	9,579,796
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption	250,000,000	250,008,324
Shareholder's Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital
Total Permanent Deficit	(12,360,320)	(8,387,619)
Members' equity:
Accumulated deficit	(12,361,009)	(8,388,308)
Total liabilities and equity	250,752,227	251,200,501
Capital Unit, Class A [Member]
Members' equity:
Class Units	186,500,000	186,500,000	115,000,000
Capital Unit, Class B [Member]
Members' equity:
Class Units	62,663,000	1,927,000	$ 1,228,000
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Current liabilities
Class A ordinary shares subject to possible redemption	250,000,000	250,008,324
Shareholder's Equity
Common stock value	64	64
Common Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Shareholder's Equity
Common stock value	$ 625	$ 625